FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
FIXED ASSETS
Schedule of composition of assets and accumulated depreciation, grouped by major classifications

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?	?	?	?	?	?	?	?	?	?	?	?	?
?	?	Cost			?	Accumulated depreciation			?	Depreciated balance
?	?	December 31			?	December 31			?	December 31
?		2022		2021		2022		2021		2022		2021
?	?	U.S. dollars in thousands
Office furniture and equipment (including computers)		1,199		1,024		933		677		266		347
Leasehold improvements		379		357		143		132		236		225
?		1,578		1,381		1,076		809		502		572